Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (347.8)	$ (24.8)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1.3	0.2
Debt discount amortization	0.2	0.0
Stock-based compensation	123.6	0.2
Change in fair value of warrant liabilities	(10.4)	0.0
Non-cash interest	0.0	0.3
Non-cash lease expense	1.7	0.0
Research and development warrant expense	7.0	0.0
Other warrant expense	117.3	0.0
Gain on forgiveness of PPP loan	(0.9)	0.0
Changes in operating assets and liabilities:
Prepaid expenses	(6.8)	(0.8)
Other current assets	(0.3)	0.0
Other long-term assets	(2.7)	0.0
Accounts payable	(0.8)	1.6
Accrued expenses and other current liabilities	12.1	0.2
Operating lease liabilities	(1.9)	0.0
Other long-term liabilities	0.0	0.3
Net cash used in operating activities	(108.4)	(22.8)
Cash flows from investing activities
Purchase of property and equipment	(3.5)	(1.4)
Purchase of domain names	0.0	(0.5)
Net cash used in investing activities	(3.5)	(1.9)
Cash flows from financing activities
Proceeds from issuance of debt	20.0	0.9
Proceeds from PIPE financing	600.0	0.0
Recapitalization transaction	257.6	0.0
Recapitalization transaction costs	(55.8)	0.0
Proceeds from exercise of stock options	0.5	0.0
Proceeds from exercise of stock warrants	0.1	0.0
Proceeds from issuance of preferred stock, net	0.0	50.3
Payment of debt issuance costs	(0.2)	0.0
Net cash used in financing activities	822.2	51.2
Net decrease in cash, cash equivalents, and restricted cash	710.3	26.5
Cash, cash equivalents, and restricted cash, beginning of period	36.6	10.1
Cash, cash equivalents, and restricted cash, end of period	746.9	36.6
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	0.7	0.0
Non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable	2.1	0.3
Promissory notes and interest settled with preferred shares	0.0	5.3
Allocation of debt proceeds to stock warrants	1.2	0.0
Conversion of preferred stock	61.5	0.0
PIPE financing issuance costs settled with the issuance of Class A common stock	7.0	0.0
Recapitalization transaction costs settled with the issuance of Class A common stock	$ 8.1	$ 0.0